Consolidated Statement ot Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Of Cash Flows [Line Items]
Cash and cash equivalents not available for general use by the Group	$ 16,555	$ 9,209	$ 8,648
Restricted cash and cash equivalents	4,701	4,553	4,253
Assets placed with central banks to meet local statutory minimum reserve requirement.	11,855	4,656	4,395
Cash held in Assets of disposal groups held for sale	300
Money market paper in financial assets at fair value not held for trading	2,589	6,345	6,048
Money market paper in other financial assets measured at amortized cost	400	295	6,459
Money market paper in financial assets at fair value held for trading	126	$ 29	$ 2
Non-core and Legacy
Statement Of Cash Flows [Line Items]
Cash receipts from the sale of loans and loan commitments within Non-core and Legacy	$ 4,237